Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Expense	Income tax expense was as follows:

	2012	2011	2010
Current federal	$—	$—	$198
Deferred federal	—	—	—

Total	$—	$—	$198

Effective Tax Rates Differ from Federal Statutory Rate

Effective tax rates differ from the federal statutory rate of 34% applied to loss before income taxes due to the following:

	2012	2011	2010
Federal statutory rate times financial statement income loss	$(1,280)	$(1,845)	$(2,269)
Effect of:
Bank owned life insurance income	(45)	(44)	(43)
Increase in deferred tax valuation allowance	$1,314	1,876	2,276
Other	11	13	234

	$—	$—	$198

Effective tax rate	0.0%	0.0%	-3.0%

Deferred Tax Assets and Liabilities

Year-end deferred tax assets and liabilities were due to the following:

	2012	2011
Deferred tax assets:
Allowance for loan losses	$1,298	$1,775
Deferred loan fees	—	10
Post-retirement death benefits	70	64
Deferred compensation	93	85
Nonaccrual interest	83	80
Depreciation	71	41
Other real estate owned loss reserves	—	394
Tax mark-to-market adjustments on securities available for sale	36	131
Accrued stock awards	—	—
Net operating loss carryforward	1,904	6,628
Unrealized loss on securities available for sale	—	—
Other	72	79

	3,627	9,287
Deferred tax liabilities:
FHLB stock dividend	366	366
Mortgage servicing rights	9	12
Prepaid expenses	94	46
Unrealized gain on securities available for sale	36	131
Other	—	103

	505	658

Net deferred tax asset before valuation allowance	3,122	8,629
Deferred tax valuation allowance	(3,122)	(8,629)

Net deferred tax asset	$—	$—